Telematics Devices, Improvements, and Equipment, Net (Details) - Schedule of telematics devices, improvements, and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of telematics devices, improvements, and equipment [Abstract]
Telematics devices	$ 14,018	$ 14,061
Equipment	2,677	2,102
Leasehold improvements	7,324	2,785
Property and equipment, gross	24,019	18,948
Less accumulated depreciation and amortization	(11,303)	(8,378)
Telematics devices, improvements, and equipment, net	$ 12,716	$ 10,570